Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Other payables and accrued liabilities
Accrued payroll	$ 413	$ 385
Other current liabilities	20	30
Total other payables and accrued liabilities	$ 433	$ 415